Critical Accounting Judgments and Key Sources of Estimation Uncertainty (Details)	12 Months Ended
Dec. 31, 2024 $ / T
Property, plant and equipment
Term between special survey/drydocking until vessel reaches 10 years of age	5 years
Term between special survey/drydocking after vessel reaches 10 years of age	2 years 6 months
Vessels' cost
Property, plant and equipment
Useful life of vessel	25 years
Scrap rate per ton of lightweight steel	400